Stockholders' deficiency (Detail Textuals 9)	3 Months Ended				3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Charles Vista, LLC USD ($)
Stockholders Equity Note [Line Items]
Cash fee to placement agent					$ 1,050,000
Cash fee to placement agent gross proceeds percentage					10.00%
Non-accountable expense allowance					315,000
Non-accountable expense allowance gross proceeds percentage					3.00%
Period of consulting services					1 year
Consulting fees					60,000
Unit issue and closings costs					500,000
Net proceeds from issuance of common stock and warrants	$ 8,575,000				$ 8,575,000
Term of warrants					5 years
Number of common stocks called by warrants					5,250,000
Percentage of shares of common stock called by warrants					20.00%
Exercise price of warrant		0.50	0.50	0.50	0.80
Specified percentage of amount of funds solicited by placement agent equals to solicitation fee					5.00%